Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 421,566	$ 392,759	$ 496,142
Net current-period other comprehensive (loss) income	(65,378)	(16,537)	(73,053)
Balance at period end	198,016	421,566	$ 392,759	$ 496,142
Accounting Standards Update [Extensible List]			us-gaap:AccountingStandardsUpdate201712Member	Accounting Standards Update 2014-09
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		0	$ (3,796)
Balance at period end			0	$ (3,796)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(519,505)	(502,266)	(429,347)
Other comprehensive (loss) income before reclassifications	(22,267)	(17,408)	(49,526)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	(43,088)	949	(23,393)
Net current-period other comprehensive (loss) income	(65,355)	(16,459)	(72,919)
Net current-period other comprehensive (loss) income		(17,239)
Balance at period end	(584,860)	(519,505)	(502,266)	(429,347)
Accumulated other comprehensive loss | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		(780)
Balance at period end			(780)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(511,445)	(499,277)	(436,281)
Other comprehensive (loss) income before reclassifications	(76,359)	(12,168)	(62,996)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	0	0	0
Net current-period other comprehensive (loss) income	(76,359)		(62,996)
Net current-period other comprehensive (loss) income		(12,168)
Balance at period end	(587,804)	(511,445)	(499,277)	(436,281)
Foreign currency translation | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		0
Balance at period end			0
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		(1,640)	8,359
Other comprehensive (loss) income before reclassifications			13,888
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income			(23,887)
Net current-period other comprehensive (loss) income			(9,999)
Balance at period end			(1,640)	8,359
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(7,520)
Other comprehensive (loss) income before reclassifications	54,287	(5,185)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	(43,324)	85
Net current-period other comprehensive (loss) income	10,963
Net current-period other comprehensive (loss) income		(5,880)
Balance at period end	3,443	(7,520)
Cash flow hedges | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		(780)
Balance at period end			(780)
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(540)	(1,349)	(1,425)
Other comprehensive (loss) income before reclassifications	(195)	(55)	(418)
Net (income) loss reclassified from accumulated other comprehensive income to consolidated statement of income	236	864	494
Net current-period other comprehensive (loss) income	41		76
Net current-period other comprehensive (loss) income		809
Balance at period end	$ (499)	(540)	(1,349)	$ (1,425)
Post-employment benefits | Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start		$ 0
Balance at period end			$ 0
Venezuela | Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Salary period paid upon employee leaving	30 days